Intangible assets, net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Patents	¥ 3,750	¥ 2,400
Others	165	165
Intangible assets, gross	3,915	2,565
Less: accumulated amortization	(1,795)	(1,638)
Intangible assets, net	¥ 2,120	¥ 927